Organization and Nature of Operations (Details)		12 Months Ended
	Jul. 19, 2021 $ / shares shares	Dec. 31, 2021 employee $ / shares	Dec. 31, 2020 $ / shares
Schedule of Investments [Line Items]
Spinoff transaction, conversion ratio	1
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Maximum threshold of number of employees for consideration of a small and medium-sized enterprise | employee		1,000
Private Placement
Schedule of Investments [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	20,623,282
SolarWinds Holdings, Inc.
Schedule of Investments [Line Items]
Spinoff transaction, conversion ratio	2
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.001
Stock issued during period distributed for spinoff (in shares)	158,020,156
Common stock outstanding after distribution due to spinoff (in shares)	316,040,312